Other non-financial assets	12 Months Ended
Dec. 31, 2025
Other Non-financial Assets
Other non-financial assets

Note 9 Other non-financial assets

The Company maintained the following other non-financial assets:

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	7,190,690	-	3,733,396	91,829
Advertising	12,050,096	4,687,307	13,826,543	10,728,679
Advances to suppliers	6,658,015	-	9,039,012	-
Prepaid expenses	5,453,636	3,500,774	2,609,228	2,671,728
Total advances	31,352,437	8,188,081	29,208,179	13,492,236
Guarantees paid	6,775	188,560	6,898	172,873
Consumables	992,358	-	1,074,281	-
Dividends receivable	945,899	-	854,084	-
Others	-	10,074	-	9,127
Total others assets	1,945,032	198,634	1,935,263	182,000
Total	33,297,469	8,386,715	31,143,442	13,674,236

Nature of each non-financial asset:

a)	Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)	Advertising: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)	Advances to suppliers: Mainly for services, purchase of raw materials and customs agents.

d)	Prepaid expenses: Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)	Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)	Consumables: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)	Dividends receivable: Dividends receivable from associates and joint ventures.